Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Benefit Plans
Benefit Plans

The Bank provides a noncontributory defined benefit retirement accumulation plan (cash balance plan) covering substantially all employees.  Under the plan, retirement benefits are primarily a function of the employee’s years of service and level of compensation.  As of June 15, 2004, the Bank had a plan amendment to freeze the plan benefits for plan participants.  The Bank uses a December 31 measurement date for its pension plan. State Bank of Chittenango, a limited purpose commercial bank subsidiary of Oneida Savings Bank, participated in the New York State Bankers Retirement System (the System) plan which was a noncontributory defined benefit plan covering substantially all employees.  Under the plan, retirement benefits were primarily a function of the employee’s years of service and level of compensation.  The plan was frozen as of May 31, 2002.  State Bank of Chittenango uses a December 31 measurement date for its pension plan.

Information about changes in obligations and funded status of the defined benefit pension plan follows:

	Oneida Savings Bank		State Bank of Chittenango
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$4,348,105	$4,382,788	$2,624,798	$2,599,361
Service cost	—	—	22,335	26,335
Interest cost	168,421	168,082	96,191	105,807
Actuarial gain	100,950	28,529	(60,747)	113,464
Benefits paid	(391,996)	(231,294)	(224,709)	(220,169)
Benefit obligation at end of year	$4,225,480	$4,348,105	$2,457,868	$2,624,798
Change in plan assets, at fair value:
Beginning plan assets	$3,955,438	$3,544,708	$1,976,719	$1,947,056
Actual return	612,114	442,024	315,691	200,156
Benefits paid	(391,996)	(231,294)	(224,558)	(213,620)
Employer contributions	200,000	200,000	115,180	43,127
Ending plan assets	$4,375,556	$3,955,438	$2,183,032	$1,976,719
Funded status at year end (plan assets less benefit obligation)	$150,076	$(392,667)	$(274,836)	$(648,079)

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	Oneida Savings Bank		State Bank of Chittenango
	2013	2012	2013	2012
Net actuarial loss (gain)	$1,707,779	$2,168,332	$885,747	$1,223,420
Prior service cost (credit)	—	—	—	—
	$1,707,779	$2,168,332	$885,747	$1,223,420

The accumulated benefit obligation for the Oneida Savings Bank pension plan was $4,225,480 and $4,348,105 at year-end 2013 and 2012 respectively.  The accumulated benefit obligation for the State Bank of Chittenango pension plan was $2,457,868 and $2,624,798 at year-end 2013 and 2012 respectively.
The net periodic pension cost and other amounts recognized in other comprehensive income for the years ended December 31 includes the following components:

	Oneida Savings Bank			State Bank of Chittenango
	2013	2012	2011	2013	2012	2011
Service cost benefits earned during the period	$—	$—	$—	$22,335	$26,335	$26,261
Interest cost on projected benefit obligation	168,421	168,082	211,449	96,191	105,807	123,774
Expected return on plan assets	(289,458)	(264,680)	(266,768)	(120,698)	(127,794)	(141,928)
Net amortization and deferral	238,847	140,739	122,317	81,782	79,058	48,854
Net periodic pension cost	117,810	44,141	66,998	79,610	83,406	56,961
Net (gain) loss	(221,706)	(148,815)	296,029	(255,891)	34,553	405,464
Prior service cost (credit)	—	—	—	—	—	—
Amortization of gain (loss)	(238,847)	(140,739)	(122,317)	(81,782)	(79,058)	(48,854)
Total recognized in other comprehensive income	(460,553)	(289,554)	173,712	(337,673)	(44,505)	356,610
Total recognized in net periodic benefit (cost) and other comprehensive income	$(342,743)	$(245,413)	$240,710	$(258,063)	$38,901	$413,571

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $600,806.

	Oneida Savings Bank			State Bank of Chittenango
Assumptions	2013	2012	2011	2013	2012	2011

Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	4.04%	3.97%	4.98%	4.36%	3.84%	4.27%

Weighted-average assumptions used to determine net cost
Discount rate	3.97%	4.98%	5.05%	3.84%	4.27%	5.38%
Expected return on plan assets	7.50%	7.50%	7.50%	6.50%	7.00%	7.00%

Oneida Savings Bank Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 65% of investments for long-term growth and 35% for near-term benefit payments to preserve the long-term earnings power of the assets.  The target allocations for plan assets are shown in the table below.  Equity securities primarily include investments in common stock.  Fixed income securities include corporate bonds, government issues and mortgage-backed securities.  Other fixed income securities include a money market account and checking account.

The weighted average expected long-term rate of return is estimated based on current trends in the plan assets as well as projected future rates of return on those assets.  The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model

Fixed income securities	Current yield to maturity and forecasts of future yields
The long term rate of return considers historical returns.  There were no adjustments made to historical returns.

The plan is prohibited from investing in the following investments or transactions: (1) commodities and futures; (2) warrants; (3) Eurobonds; (4) naked option transactions; (5) margin purchase securities; (6) private placements; (7) short sales of securities; (8) unregistered or restricted stock and (9) speculative derivatives.  All assets selected for inclusion in the Portfolio must have a readily ascertainable market value and must be generally considered marketable at the time of purchase.

The Company’s pension plan asset allocation at year-end 2013 and 2012, target allocation for 2014, and expected long-term rate of return by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at December 31		Weighted- Average Expected Long Term Rate
Asset Category	2014	2013	2012	of Return

Equity Securities	60%	59%	54%	10%
Debt Securities	40%	35%	41%	2%
Other	—%	6%	5%
Total	100%	100%	100%	7%

The fair value of the plan assets, as previously defined, at December 31, 2013, by asset category, is as follows:

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash	$223,745	$223,745	$—	$—
Equities
Common stock	2,558,970	2,558,970	—	—
Real estate investment trust	47,516	47,516	—	—
Fixed income securities
Government issues (US Treasuries)	288,398	—	288,398	—
FHLMC	370,769	—	370,769	—
FNMA	119,050	—	119,050	—
Exchange traded funds	767,108	767,108	—	—
Total	$4,375,556	$3,597,339	$778,217	$—

The fair value of plan assets, as previously defined, at December 31, 2012, by asset category, is as follows:

		Fair Value Measurements at December 31, 2012 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash	$167,097	$167,097	$—	$—
Equities
Common stock	2,110,589	2,110,589	—	—
Real estate investment trust	49,321	49,321	—	—
Fixed income securities
Government issues (US Treasuries)	470,345	—	470,345	—
FHLMC	111,142	—	111,142	—
FNMA	240,165	—	240,165	—
Exchange traded funds	806,779	806,779	—	—
Total	$3,955,438	$3,133,786	$821,652	$—

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for the period ending December 31, 2013 and 2012.

State Bank of Chittenango Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 97% of investments for long-term growth and 3% for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers.  The target allocations for System assets are shown in the table below.  Cash equivalents consist primarily of government issues (maturing in less than three months) and short term investment funds.  Equity securities primarily include investments in common stock, depository receipts, preferred stock and real estate investment trusts. Fixed income securities include corporate bonds, government issues, mortgage-backed securities, municipals and other asset backed securities.

The weighted average expected long-term rate of return is estimated based on current trends in the System’s assets as well as projected future rates of return on those assets and reasonable actuarial assumptions based on the guidance provided by ASOP No. 27 “Selection of Economic Assumptions for Measuring Pension Obligations” for long term inflation, and the real and nominal rate of investment return for a specific mix of asset classes.  The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model

Fixed income securities	Current yield to maturity and forecasts of future yields

Other financial instruments	Comparison of the specific investment’s risk to that of fixed income and equity instruments and using judgment

The long term rate of return considers historical returns.  Adjustments were made to historical returns in order to reflect expectations of future returns.  These adjustments were due to factor forecasts by economists and long-term U.S. Treasury yields to forecast long-term inflation.  In addition, forecasts by economists and others for long-term GDP growth were factored into the development of assumptions for earnings growth and per capita income.
Effective February 2012, the System revised its investment guidelines.  The System currently prohibits its investment managers from purchasing any security greater than 5% of the portfolio at the time of purchase or greater than 8% at market value in any one issuer.  Effective June 25, 2013, the issuer of any security purchased must be located in a country in the MSCI (Morgan Stanley Capital International) World Index. In addition the following are prohibited:  (1) equity security short sales, unregistered securities and margin purchases; (2) mortgage backed derivatives that have an inverse floating rate coupon or that are interest only securities, any asset backed security that is not issued by the U.S. Government or its agencies or its instrumentalities, generally securities of less than Baa2/BBB quality may not be purchased, securities of less than A-quality may not in the aggregate exceed 13% of the investment manager’s portfolio, and commercial mortgage-backed and asset backed securities shall not exceed 10% of the portfolio at the time of purchase; and (3) other financial instruments such as unhedged currency exposure in countries not defined as “high income economies” by the World Bank.  All other investments not prohibited by the System are permitted.  At December 31, 2013 and 2012, the System held certain investments which are no longer deemed acceptable to acquire. These positions will be liquidated when the investment managers deem that such liquidation is in the best interest of the System.

The Company’s pension plan asset allocation at year-end 2013 and 2012, target allocation for 2014 and expected long-term rate of return by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at December 31,		Weighted- Average Expected Long Term Rate
Asset Category	2014	2013	2012	of Return

Cash equivalents	0 - 20%	5%	13%	0.2%
Equity securities	40 - 60%	51%	45%	4.2%
Fixed income securities	40 - 60%	44%	42%	2.1%
Other financial instruments	0 - 5%	—%	—%	—%
Total		100%	100%	6.5%

The following table represents the Plan’s fair value hierarchy for its financial assets (investments), as defined previously measured at fair value on a recurring basis as of December 31, 2013:

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,112	$3,112	$—	$—
Government issues	31,653	—	31,653	—
Short term investment funds	84,371	—	84,371	—
Equities
Common stock	1,083,768	1,083,768	—	—
Depository receipts	13,691	10,433	3,258	—
Preferred stock	5,107	5,107	—	—
Real estate investment trust	3,185	3,185	—	—
Fixed income securities
Auto loan receivables	7,853	—	7,853	—
Collateralized mortgage obligations	239,223	—	239,223	—
Corporate bonds	257,133	—	257,133	—
Federal Home Loan Mortgage Corp.	29,826	—	29,826	—
Federal National Mortgage Assoc.	102,845	—	102,845	—
Government National Mortgage Assoc. I	7,258	—	7,258	—
Government National Mortgage Assoc. II	3,248	—	3,248	—
Government issues	303,595	—	303,595	—
Municipals	7,164	—	7,164	—
Total	$2,183,032	$1,105,605	$1,077,427	$—

At December 31, 2013 the portfolio was managed by two investment firms.  In addition approximately $2.6 million of system monies had not yet been allocated to either investment manager.  Control was split approximately 58%, 41% and 1%.

At December 31, 2013, there was a 5% of portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund.

The fair value of plan assets, as previously defined, at December 31, 2012, by asset category, is as follows:

		Fair Value Measurements at December 31, 2012 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$2,057	$2,057	$—	$—
Government issues	10,728	—	10,728	—
Short term investment funds	242,302	—	242,302	—
Equities
Common stock	870,508	870,508	—	—
Depository receipts	19,468	19,468	—	—
Preferred stock	3,860	3,860	—	—
Real estate investment trust	3,867	3,867	—	—
Fixed income securities
Auto loan receivable	10,712	—	10,712	—
Collateralized mortgage obligations	214,202	—	214,202	—
Corporate bonds	186,628	—	186,628	—
Federal Home Loan Mortgage Corp.	24,526	—	24,526	—
Federal National Mortgage Assoc.	98,083	—	98,083	—
Government National Mortgage Assoc. I	1,044	—	1,044	—
Government National Mortgage Assoc. II	4,548	—	4,548	—
Government issues	281,564	—	281,564	—
Municipals	2,150	—	2,150	—
Other asset backed	472	—	472	—
Total	$1,976,719	$899,760	$1,076,959	$—

At December 31, 2012 the portfolio was managed by two investment firms. In addition approximately $20.0 million of system monies had not yet been allocated to either investment manager.  Control was split approximately 49%, 43% and 8%.

At December 31, 2012, there was a 12% of portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund.

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for the period ending December 31, 2013 and 2012.

The Company expects to contribute $0 to the Plans for the year ending December 31, 2013.

The following benefit payments are expected to be paid:

	Oneida	State Bank
Fiscal year ending December 31:	Savings Bank	Of Chittenango
2014	368,000	200,582
2015	386,000	194,014
2016	405,000	187,379
2017	425,000	180,837
2018	446,000	173,786
Years 2019 - 2023	2,589,000	790,826

In addition to the retirement plan, the Company sponsors a 401(k) savings plan which enables employees who meet the plan’s eligibility requirements to defer income on a pre-tax basis.

Employees may elect to contribute a portion of their compensation, with the Company matching the contribution up to 5% of compensation.  Employer contributions associated with the plan amounted to $770,494, $724,273 and $655,808 for the years ended December 31, 2013, 2012 and 2011 respectively.

The Bank provides The Oneida Savings Bank Employee Stock Ownership Plan (“ESOP”) with all employees meeting the age and service requirements eligible to participate in the Plan.  Employees are eligible for the Plan if they are twenty-one years of age and have one year of service with at least 1000 hours.  The ESOP purchased 157,000 shares of common stock as part of the second step conversion in July 2010 which was funded by a loan from the Company payable in ten equal installments over 10 years bearing a variable interest rate of prime at the beginning of the year which was 3.25% for 2013 and 2012.  Loan payments are to be funded by cash contributions from the Bank.  The loan can be prepaid without penalty.  Shares purchased by the ESOP are maintained in a suspense account and held for allocation among the participants.  As loan payments are made, shares are committed to be released and subsequently allocated to employee accounts at each calendar year end.  Compensation expense is recognized related to the shares committed to be released based on the average market price during the period.  Cash dividends received on unallocated shares are used to pay debt service.  For the purpose of computing earnings per share, unallocated ESOP shares are not considered outstanding.  Contributions to the ESOP during 2013, 2012 and 2011 were $202,031, $235,835 and $288,538 respectively.  Expense recorded for 2013, 2012 and 2011 was $361,678, $350,113 and $343,042 respectively.

Shares held by the ESOP were as follows:

	2013	2012

Allocated to participants	444,789	400,193
Unearned	18,023	44,965
Total ESOP shares	462,812	445,158

Fair value of unearned shares	$228,351	$478,877